COMMITMENTS AND CONTINGENCIES - Business Combination Agreement (Details) - USD ($)		7 Months Ended
	Feb. 18, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Aggregate gross proceeds		$ 25,000
PIPE Investor Subscription Agreements | PIPE Investors | Class A common stock
Commitments And Contingencies [Line Items]
Number of shares issued	42,500,000
Price per share	$ 10.00
Aggregate gross proceeds	$ 425,000,000
PIPE Investor Subscription Agreements | Foresite Funds | Class A common stock
Commitments And Contingencies [Line Items]
Number of shares issued	696,250
Price per share	$ 0.001
Aggregate gross proceeds	$ 696.25